OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET

8. OTHER INTANGIBLE ASSETS, NET

The components of intangible assets as of September 30, 2025 and 2024 are as follows (in thousands):

	As of September 30,
	2025	2024
Intangible assets subject to amortization:
Software	¥18,272	¥25,855
Trademark	500	500
Accumulated amortization	(13,651)	(18,072)
Net carrying amount	5,121	8,283

Intangible assets not subject to amortization:
Software in progress	¥42,330	¥25,211
Total intangible assets	¥47,451	¥33,494

The aggregate amortization expense was ¥3.7 million, ¥3.7 million, and ¥4.2 million for the years ended September 30, 2025, 2024, and 2023, respectively. There was no impairment loss recognized on intangible assets for the years ended September 30, 2025, 2024, and 2023.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Years Ending September 30:
2026	¥3,720
2027	1,214
2028	125
2029	50
2030	12
Thereafter	-
Total	¥5,121